MFC Bancorp and its Significant Subsidiaries	12 Months Ended
Dec. 31, 2018
Disclosure of information about consolidated structured entities [abstract]
MFC Bancorp and its Significant Subsidiaries
Note 31. MFC Bancorp and its Significant Subsidiaries
MFC Bancorp, through a subsidiary, has an office at Unit 803, Dina House, Ruttonjee Centre, 11 Duddell Street, Hong Kong SAR, China.
A subsidiary is an entity that is controlled by MFC Bancorp. The following table shows the Company’s direct and indirect significant subsidiaries as at December 31, 2018. The table excludes subsidiaries which only hold intercompany assets and liabilities and do not have an active business as well as subsidiaries whose results and net assets did not materially impact the consolidated results and net assets of the Group.
Subsidiaries	Country of Incorporation	Proportion of Voting Interest
MFC (A) Ltd	Marshall Islands	100%
MFC (D) Ltd	Marshall Islands	100%
Brock Metals s.r.o.	Slovakia	100%
1178936 B.C. Ltd.	Canada	100%
As at December 31, 2018, the Group controlled entities in which the Group held more than 50% of the voting rights and did not control any entities in which the Group held 50% or less of the voting rights. The Group’s proportional voting interests in the subsidiaries are identical to its proportional beneficial interests, except for: MFC (A) Ltd. and MFC (D) Ltd., in each of which the Group holds a 99.72% proportional beneficial interest. In addition, the Group consolidated a structured entity as at December 31, 2018.
As at December 31, 2018, none of the non-controlling interests are material to the Group. As at December 31, 2018, there were no significant restrictions (statutory, contractual and regulatory restrictions, including protective rights of non-controlling interests) on MFC Bancorp’s ability to access or use the assets and settle the liabilities of the Group except for amounts presented as restricted cash.
During the year ended December 31, 2018, the Group completed merchant banking transactions which resulted in (i) recognition of a pre-tax gain of  $25,740; (ii) recognition of deferred tax expense of  $7,204; (iii) reclassification of cumulative translation loss of  $672 from accumulated other comprehensive income to profit or loss; (iv) recognition of a long-term liability of  $3,645; (v) recognition of non-controlling interests of  $6,441 in another subsidiary and (vi) a debit adjustment of  $6,284 to deficit under equity. In aggregate, the Group recognized total gains of  $25,771 on the deconsolidation of subsidiaries during the year ended December 31, 2018, being the amount of net liabilities at the times of dispositions, and total consideration of  $nil. Such gains were included in costs of sales and services in the Group’s consolidated statement of operations.
During the year ended December 31, 2017, two subsidiaries, pursuant to the terms of respective option deeds (see Note 26), issued shares to the non-controlling interests. These share issuances were accounted for as equity transactions and were credited to non-controlling interests directly. As of December 31, 2018, such rights had been exercised in respect of less than 0.5% of the ownership of each such subsidiary, respectively.
During the year ended December 31, 2017, the Group sold the shares of a non-core Latin America focused commodities trading subsidiary, resulting in a gain of  $57 (see Note 28). The Group also disposed of several other subsidiaries which resulted in a net loss of  $10,276, which were included in the consolidated statement of operations.
During the year ended December 31, 2016, the Group disposed of several merchant banking subsidiaries resulting in a gain of  $3,590. The Group also recognized a total loss of  $1,005 on the dispositions of other merchant banking subsidiaries. These gain and losses on the dispositions of the subsidiaries were included in the consolidated statement of operations.